RETIREMENT PLANS AND OTHER BENEFITS - Changes in Plan Assets and Benefit Obligations Recognized in OCI and Asset Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Pension Plan | Non-U.S. Plans
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$ 6.4	$ 0.9
Amortization of actuarial gain (loss)	(2.5)	(3.2)
Amortization of prior service cost	(0.2)	2.5
Disposals	(17.9)	0.0
Settlements	(0.6)	(0.8)
Foreign exchange effect	1.6	(3.7)
Total recognized in other comprehensive income	(13.2)	(4.3)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss	1.7
Prior service cost	0.1
Total amount expected to be recognized as components of net periodic cost at the end of the period	1.8
Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	153.0	138.4
Accumulated benefit obligation	151.1	136.6
Fair value of plan assets	$ 122.1	$ 107.5
Investment Strategy [Abstract]
Expected return on plan assets	4.40%	4.40%	4.43%
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	87.00%
Pension Plan | Non-U.S. Plans | Fixed Income Securities
Investment Strategy [Abstract]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	72.00%	76.00%
Pension Plan | Non-U.S. Plans | Equity Funds
Investment Strategy [Abstract]
Defined Benefit Plan, Plan Assets, Actual Allocation, Percentage	28.00%	24.00%
Pension Plan | U.S. Plan
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$ 3.4	$ 4.7
Amortization of actuarial gain (loss)	0.6	(3.4)
Amortization of prior service cost	0.0	(0.1)
Disposals	0.0	0.0
Settlements	0.0	(67.0)
Foreign exchange effect	0.0	0.0
Total recognized in other comprehensive income	4.0	(65.8)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss	0.0
Prior service cost	0.0
Total amount expected to be recognized as components of net periodic cost at the end of the period	0.0
Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	43.1	39.1
Accumulated benefit obligation	43.1	35.1
Fair value of plan assets	$ 0.0	$ 0.0
Investment Strategy [Abstract]
Expected return on plan assets	0.00%	0.00%	7.00%
Other Benefits
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$ (0.1)	$ (0.3)
Amortization of actuarial gain (loss)	0.0	(0.1)
Amortization of prior service cost	0.0	0.0
Disposals	0.0	0.0
Settlements	0.0	0.0
Foreign exchange effect	0.0	0.0
Total recognized in other comprehensive income	(0.1)	$ (0.4)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss	0.0
Prior service cost	0.0
Total amount expected to be recognized as components of net periodic cost at the end of the period	$ 0.0
Scenario, Forecast | Pension Plan | Non-U.S. Plans | Minimum | Equity Securities
Investment Strategy [Abstract]
Target plan asset allocations				27.00%
Scenario, Forecast | Pension Plan | Non-U.S. Plans | Minimum | Fixed Income Securities
Investment Strategy [Abstract]
Target plan asset allocations				71.00%
Scenario, Forecast | Pension Plan | Non-U.S. Plans | Maximum | Equity Securities
Investment Strategy [Abstract]
Target plan asset allocations				29.00%
Scenario, Forecast | Pension Plan | Non-U.S. Plans | Maximum | Fixed Income Securities
Investment Strategy [Abstract]
Target plan asset allocations				73.00%